Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - ECL under 100% weighted scenarios for key principal portfolios (audited) (Details) - GBP (£)
£ in Millions
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,113,200		£ 1,114,491
Coverage ratio		1.20%
Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		3.80%
Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		32.40%
Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.10%
Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 14
Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 115,573
Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.50%
Home loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 17,455
Home loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,104
Home loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7
Home loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,567
Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.20%
Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 30,494
Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 355
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.40%
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.40%
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,943
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,999
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,013
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,200
Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 832
Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Corporate loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 80,835
Corporate loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 175
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.80%
Corporate loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	28.60%
Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,377
Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,165
Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	323
Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	333
Upside 1 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6
Upside 1 [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Upside 1 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 116,402
Upside 1 [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Upside 1 [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Upside 1 [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.40%
Upside 1 [member] | Home loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,627
Upside 1 [member] | Home loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,104
Upside 1 [member] | Home loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1
Upside 1 [member] | Home loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,296
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.10%
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 31,082
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 343
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	17.20%
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	72.50%
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,355
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,999
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,779
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,174
Upside 1 [member] | Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Upside 1 [member] | Corporate loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 81,180
Upside 1 [member] | Corporate loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 163
Upside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.60%
Upside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,031
Upside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	290
Upside 2 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4
Upside 2 [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Upside 2 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 116,814
Upside 2 [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Upside 2 [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Upside 2 [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.30%
Upside 2 [member] | Home loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,214
Upside 2 [member] | Home loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,104
Upside 2 [member] | Home loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1
Upside 2 [member] | Home loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,026
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 32,104
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 304
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.80%
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	71.80%
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 9,334
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,999
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,569
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,154
Upside 2 [member] | Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Upside 2 [member] | Corporate loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 81,346
Upside 2 [member] | Corporate loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 161
Upside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.50%
Upside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,866
Upside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	277
Baseline [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8
Baseline [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Baseline [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 115,924
Baseline [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Baseline [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Baseline [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.50%
Baseline [member] | Home loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 17,105
Baseline [member] | Home loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,104
Baseline [member] | Home loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3
Baseline [member] | Home loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,519
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.10%
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 30,536
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 351
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.10%
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.30%
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,902
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,999
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,969
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,199
Baseline [member] | Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 786
Baseline [member] | Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Baseline [member] | Corporate loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 80,941
Baseline [member] | Corporate loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 162
Baseline [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.70%
Baseline [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	27.70%
Baseline [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,271
Baseline [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,165
Baseline [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	302
Baseline [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	323
Downside 1 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15
Downside 1 [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Downside 1 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 114,858
Downside 1 [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1
Downside 1 [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Downside 1 [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%
Downside 1 [member] | Home loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,170
Downside 1 [member] | Home loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,104
Downside 1 [member] | Home loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7
Downside 1 [member] | Home loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,929
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.20%
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 29,846
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 365
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.10%
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	74.50%
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,591
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,999
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,331
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,234
Downside 1 [member] | Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.30%
Downside 1 [member] | Corporate loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 80,517
Downside 1 [member] | Corporate loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 203
Downside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.40%
Downside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,694
Downside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	397
Downside 2 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 208
Downside 2 [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Downside 2 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 109,305
Downside 2 [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 9
Downside 2 [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%
Downside 2 [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.40%
Downside 2 [member] | Home loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 23,724
Downside 2 [member] | Home loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,104
Downside 2 [member] | Home loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	172
Downside 2 [member] | Home loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	27
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,052
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.60%
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 24,884
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 388
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	26.40%
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	76.60%
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,553
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,999
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,366
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,297
Downside 2 [member] | Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.30%
Downside 2 [member] | Corporate loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 73,715
Downside 2 [member] | Corporate loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 242
Downside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.40%
Downside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,496
Downside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 813